Other Borrowings (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Securities sold under repurchase agreements	$ 413,333,000	$ 217,289,000
Initial payment of subordinated notes	15,000,000	10,000,000	10,000,000
Instruments issued by the securitization entity	600,000,000
Class A notes annual interest rate of one-month LIBOR plus	1.45%
Maturity Date	Dec. 15, 2013
Master Repurchase Agreements [Member]
Debt Instrument [Line Items]
Securities sold under repurchase agreements	105,100,000	77,600,000
Banks And Brokers [Member]
Debt Instrument [Line Items]
Short-term borrowings	308,300,000	139,700,000
Tangible Equity Units [Member]
Debt Instrument [Line Items]
Junior subordinated notes	44,700,000
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior subordinated amortizing notes interest rate	9.50%
Quarterly principal and interest payments	4,300,000
Initial payment of subordinated notes	4,600,000
Class A notes annual interest rate of one-month LIBOR plus	1.63%
Class A Notes [Member]
Debt Instrument [Line Items]
Instruments issued by the securitization entity	$ 600,000,000
Class A notes annual interest rate of one-month LIBOR plus	1.45%
Maturity Date	Feb. 17, 2014
Maturity years	2.93